Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (47,510)	$ 52,795	$ (74,626)
Depreciation	62,114	40,950	47,065
Amortization of Intangible Assets	77,779	63,666	57,695
Amortization of Debt Discount (Premium)	2,482	722	4,773
Payments of Debt Extinguishment Costs	111,307	25,400	0
Increase (Decrease) in Accounts Receivable	(62,316)	16,498	17,412
Increase (Decrease) in Inventories	(2,707)	(11,642)	96,406
Increase (Decrease) in Prepaid Expense and Other Assets	(3,727)	561	815
Restricted Stock or Unit Expense	43,098	25,208	29,969
Amortization of Financing Costs	13,241	9,922	13,198
Non-cash increase to cost of goods sold from sale of HHI Business acquisition inventory	31,000	0	0
Write Off Unamortized Discount on Retired Debt	(5,178)	(466)	8,950
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)	0	0	32,450
Write off of Deferred Debt Issuance Cost	21,574	2,946	15,420
Other Noncash Income (Expense)	23,245	5,195	15,143
Increase (Decrease) in Accounts Payable and Accrued Liabilities	(621)	5,360	(58,091)
Increase (Decrease) in Deferred Income Taxes	(21,655)	22,633	57,314
Increase (Decrease) in Other Operating Assets and Liabilities, Net	16,047	(7,082)	(29,170)
Net Cash Provided by (Used in) Operating Activities	258,173	252,666	234,723
Payments to Acquire Property, Plant, and Equipment	(81,976)	(46,809)	(36,160)
Proceeds from Sale of Property Held-for-sale	0	0	6,997
Payments for (Proceeds from) Other Investing Activities	(1,179)	(1,545)	(5,480)
Net Cash Provided by (Used in) Investing Activities	(1,476,724)	(231,494)	(45,696)
Proceeds from Issuance of Senior Long-term Debt	1,936,250	0	0
Proceeds from Issuance of Unsecured Debt	0	300,000	0
Payment of Notes, Including Tender and Call Premium	0	(270,431)	0
Proceeds from Issuance of Secured Debt	0	217,000	0
Repayments of Senior Debt	(571,093)	(155,061)	(224,763)
Payments of Debt Restructuring Costs	0	0	(5,653)
Payments of Debt Issuance Costs	(60,850)	(11,231)	(12,616)
Proceeds from (Repayments of) Short-term Debt	11,941	392	30,788
Repayments of Secured Debt	(1,061,307)	0	0
Repayments of Other Debt	(1,251)	(29,112)	0
Proceeds from Contributions from Parent	28,562	0	0
Payments of Dividends	(88,695)	(51,450)	0
Payments for Repurchase of Common Stock	0	0	(3,409)
Proceeds from Issuance of Common Stock	0	0	0
Payments Related to Tax Withholding for Share-based Compensation	(20,141)	(3,936)	(2,482)
Proceeds from (Payments for) Other Financing Activities	0	(953)	0
Net Cash Provided by (Used in) Financing Activities	1,263,416	(4,782)	(218,135)
Effect of exchange rate changes on cash and cash equivalents due to Venezuela hyperinflation	(1,871)	0	0
Effect of Exchange Rate on Cash and Cash Equivalents	(2,647)	(932)	908
Cash and Cash Equivalents, Period Increase (Decrease)	40,347	15,458	(28,200)
Cash and Cash Equivalents, at Carrying Value	198,219	157,872	142,414
Interest Paid	336,798	185,634	171,577
Income Taxes Paid, Net	49,638	39,173	37,171
HHI Business [Member]
Increase (Decrease) in Other Operating Assets and Liabilities, Net	(7,022)
Payments to Acquire Businesses, Net of Cash Acquired	(1,351,008)	0	0
Black Flag [Member]
Payments to Acquire Businesses, Net of Cash Acquired	0	(43,750)	0
Furminator [Member]
Payments to Acquire Businesses, Net of Cash Acquired	0	(139,390)	0
Seed Resources [Member]
Payments to Acquire Businesses, Net of Cash Acquired	0	0	(11,053)
Shaser, Inc. [Member]
Payments to Acquire Businesses, Net of Cash Acquired	(42,561)	0	0
Notes 6.625% due 2022 [Member]
Proceeds from Issuance of Unsecured Debt	570,000	0	0
Payments of Debt Issuance Costs	(14,127)
Notes 6.375% due 2020 [Member]
Proceeds from Issuance of Unsecured Debt	520,000	0	0
Payments of Debt Issuance Costs	(12,906)
Restatement Adjustment [Member]
Payments Related to Tax Withholding for Share-based Compensation		$ 3,936	$ 2,482